Supplemental Information on Oil and Gas Operations (Unaudited (Tables)	12 Months Ended
Dec. 31, 2013
Supplemental Information on Oil and Gas Operations (Unaudited) [Abstract]
Summary of proved developed and undeveloped reserves

Oil (MBbls)	2013	2012
Proved reserves as at January 1	26,583	12,800
Extensions and discoveries	1,291	25,434
Dispositions	0	-
Production	(9,453)	(11,651)
Revisions of prior estimates	2,531	-
Total Proved reserves as at December 31	20,952	26,583

Oil (MBbls)	2013	2012
Proved developed producing	20,952	26,583
Non-producing	-	-
Proved undeveloped	2,417	1,088
Total Proved reserves as at December 31	23,369	27,671

Capitalized Costs Related to Oil and Gas Assets	2013	2012

Proved properties	3,225,769	2,454,855
Unproved properties	1,520,870	2,162,315
Total	4,746,639	4,617,169
Less: amount impaired	(2,268,977)	(1,515,112)
Capitalized cost, net of impairment	2,477,662	3,102,057
Less: accumulated depletion	(707,143)	(574,809)
	1,770,519	2,527,248

Costs incurred in Oil and Gas Activities:	2013	2012

Development	734,642	374,967
Exploration	-	-
Total	734,642	374,967

Summary of future net cash flows relating to proved oil reserves based

	2013	2012

Future cash inflows	1,865,657	2,385,359
Future operating costs	(849,221)	(922,697)
Future development costs	-	-
Future asset retirement costs	(39,138)	(38,217)
Future income taxes	-	-
Future net cash flows	977,298	1,424,445
10% discount factor	(216,870)	(342,462)
Standardized measure	760,428	1,081,983

Summary of reconciliation of future cash flows relating to proved reserves
	2013	2012

Undiscounted value as at January 1	1,424,445	410,990
Extensions and discoveries	198,960	1,134,342
Dispositions	-	-
Production	(847,257)	(959,388)
Revisions of prior volume estimates	201,150	1,175,741
Revisions of pricing	-	(337,240)
Undiscounted value as at December 31	977,298	1,424,445
10% discount factor	(216,870)	(342,462)
Standardized measure	760,428	1,081,983